STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

In February 2025, the Company announced a 4-to-1 reverse stock split effective February 11, 2025, as part of its strategy to uplist to a national securities exchange. The move aims to increase the company’s share price to meet national exchange listing requirements and attract institutional investors.

Under the reverse split, every four shares of outstanding common stock will be converted into one share. Shareholders who are entitled to fractional shares will receive one full share instead; no action is required, as the changes will be automatically reflected in their accounts.

The Company’s authorized capital consists of 300,000,000 shares of common stock with a par value of $0.0001 per share, of which 31,342,285 are issued and outstanding as of September 30, 2025, reflecting the reverse split.

The Company has issued unregistered securities under exemptions from registration under Section 4(a)(2) of the Securities Act of 1933, as amended.

2024 Recent Sales of Unregistered Securities

In July 2024, the Company issued 25,000 shares to a consultant valued at $301,000.

In July 2024, the Company issued 187,500 shares to a consultant valued at $2,257,000.

In July 2024, the Company issued 25,000 shares to directors valued at $273,000.

In July 2024, the Company issued 250,000 shares to its CEO valued at $2,730,000.

In October 2024, the Company issued 30,000 shares to settle accounts payable valued at $156,000.

In October 2024, the Company issued 60,598 shares to settle certain convertible notes valued at $315,104.

2023 Recent Sales of Unregistered Securities

In November 2023, the Company issued 1,750,000 shares for services at $4.04 per share, based on the closing market price on November 16, 2023, to officers in lieu of services. David Boulette received 1,750,000 shares in exchange for services rendered to the Company.

In November 2023, the Company issued 50,000 shares for services at the rate of $4.04 per share, based on the closing market price on November 16, 2023, to directors in lieu of their services; Daryl Walser received 25,000 shares for services rendered to the Company as its Director; and Phil Aspin received 25,000 shares for services rendered to the Company as its Director.

In December 2023, the Company issued 1,250 units for net proceeds of $10,000. The unit consists of one common share and one Warrant, each with an exercise price of $8.00 and a term of one year.

2022 Recent Sales of Unregistered Securities

In February 2022, the Company issued 70,000 units for net proceeds of $280,000. The unit consists of one common share and one Warrant, each with an exercise price of $8.00 and a term of one year.

NOTE 8 – STOCKHOLDERS’ EQUITY (continued)

In June 2022, the Company issued 40,000 units for net proceeds of $160,000. The unit consists of one common share and one Warrant, each with an exercise price of $8.00 and a term of one year.

In July 2022, the Company issued 22,500 units for net proceeds of $90,000. The unit consists of one common share and one Warrant, each with an exercise price of $8.00 and a term of one year.

In July 2022, the Company issued 5,700 shares to consultants for services valued at $68,400.

In July 2022, the Company issued 125,000 shares to acquire AdFlare for $1,500,000.

In August 2022, the Company issued 19,700 units for net proceeds of $78,800. The unit consists of one common share and one Warrant, each with an exercise price of $8.00 and a term of one year.

In August 2022, the Company issued 556 shares to consultants for services valued at $6,672.

2021 Recent Sales of Unregistered Securities

In September 2021, the Company settled all outstanding debt with former CEO Terry Fields. The Company issued 133,334 shares valued at $1,066,668.

On September 3, 2021, the Company issued 2,500 shares to a consultant valued at $29,990.

From October to November 2021, the Company issued 787,500 shares to a consultant for services valued at $6,250,000.

On September 28, 2021 (the ‘Acquisition Date’), the Company merged into EvaMedia Corp. (‘EvaMedia) by issuing 27,548,044 (110,192,177 pre-split) of its common stock.

On November 30, 2021, the Company issued 8,500 shares valued at $34,000.

S-1/A Offering and Unit Structure

On September 5, 2025, and again on September 24, 2025, the Company filed amended registration statements on Form S-1/A with the SEC to register the public offering of up to 1,212,121 Units. Each Unit consists of:

●	One share of common stock, and

●	One five-year warrant to purchase one share of common stock at a price equal to or greater than the public offering price.

The offering is underwritten by Maxim Group LLC, which will receive:

●	A 7% cash underwriting discount on the gross proceeds,

●	Underwriter warrants equal to 7% of the total Units sold, with terms matching those of the public warrants, and

●	An over-allotment option to purchase up to 181,818 additional shares and/or warrants, exercisable within 45 days of the offering close.

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital consists of 300,000,000 shares of common stock with a par value of $0.0001 per share, of which 31,342,285 are issued and outstanding as of December 31, 2024.

The Company has issued unregistered securities under exemptions from registration under Section 4(a)(2) of the Securities Act of 1933, as amended.

2024 Recent Sales of Unregistered Securities

In July 2024, the Company issued 25,000 shares to a consultant valued at $301,000.

In July 2024, the Company issued 187,500 shares to a consultant valued at $2,257,000.

In July 2024, the Company issued 25,000 shares to directors valued at $273,000.

In July 2024, the Company issued 250,000 shares to its CEO valued at $2,730,000.

In October 2024, the Company issued 30,000 shares to settle accounts payable valued at $156,000.

In October 2024, the Company issued 60,598 shares to settle certain convertible notes valued at $315,104.

2023 Recent Sales of Unregistered Securities

In November 2023, the Company issued 1,750,000 shares for services at the rate of $4.04 per share, based on the closing market price on November 16, 2023, to officers in lieu of services. David Boulette received 1,750,000 shares for employee services rendered to the Company.

In November 2023, the Company issued 50,000 shares for services at the rate of $4.04 per share, based on the closing market price on November 16, 2023, to directors in lieu of their services; Daryl Walser received 25,000 shares for services rendered to the Company as its Director; and Phil Aspin received 25,000 shares for services rendered to the Company as its Director.

In December 2023, the Company issued 1,250 units for net proceeds of $10,000. The unit consists of one common and one Warrant with an exercise price of $8.00 and a term of one year.

2022 Recent Sales of Unregistered Securities

In February 2022, the Company issued 70,000 units for net proceeds of $280,000. The unit consists of one common and one Warrant with an exercise price of $8.00 and a term of one year.

In June 2022, the Company issued 40,000 units for net proceeds of $160,000. The unit consists of one common and one Warrant with an exercise price of $8.00 and a term of one year.

In July 2022, the Company issued 22,500 units for net proceeds of $90,000. The unit consists of one common and one Warrant with an exercise price of $8.00 and a term of one year.

In July 2022, the Company issued 5,700 shares to consultants for services valued at $68,400.

In July 2022, the Company issued 125,000 shares to acquire AdFlare, valued at $1,500,000.

In August 2022, the Company issued 19,700 units for net proceeds of $78,800. The unit consists of one common and one Warrant with an exercise price of $8.00 and a term of one year.

In August 2022, the Company issued 556 shares to consultants for services valued at $6,672.

2021 Recent Sales of Unregistered Securities

In September 2021, the Company settled all outstanding debt with former CEO Terry Fields. The Company issued 133,334 shares valued at $1,066,668.

On September 3, 2021, the Company issued 2,500 shares to a consultant valued at $29,990.

From October to November 2021, the Company issued 787,500 shares to a consultant for services valued at $6,250,000.

On September 28, 2021 (the ‘Acquisition Date’), the Company merged into EvaMedia Corp. (‘EvaMedia) by issuing 27,548,044 (110,192,177 pre-split) of its common stock.

On November 30, 2021, the Company issued 8,500 shares valued at $34,000.